Quarterly Holdings Report
for
Fidelity® Series Large Cap Stock Fund
March 31, 2023
MHT-NPRT3-0523
1.951036.110
Common Stocks - 95.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.4%
Diversified Telecommunication Services - 0.4%
Cellnex Telecom SA (a)	653,100	25,397,528
Verizon Communications, Inc.	710,633	27,636,517
		53,034,045
Entertainment - 1.3%
Activision Blizzard, Inc.	232,322	19,884,440
Nintendo Co. Ltd. ADR	1,920,600	18,610,614
The Walt Disney Co. (b)	820,893	82,196,016
Universal Music Group NV	2,865,781	72,575,195
		193,266,265
Interactive Media & Services - 4.2%
Alphabet, Inc.:
Class A (b)	1,958,925	203,199,290
Class C (b)	1,806,260	187,851,040
Match Group, Inc. (b)	578,200	22,197,098
Meta Platforms, Inc. Class A (b)	870,100	184,408,994
Snap, Inc. Class A (b)	2,424,300	27,176,403
		624,832,825
Media - 2.5%
Charter Communications, Inc. Class A (b)	29,300	10,477,973
Comcast Corp. Class A	7,542,742	285,945,349
Interpublic Group of Companies, Inc.	1,944,570	72,415,787
		368,839,109
TOTAL COMMUNICATION SERVICES		1,239,972,244
CONSUMER DISCRETIONARY - 3.9%
Auto Components - 0.3%
BorgWarner, Inc.	883,062	43,367,175
Automobiles - 0.1%
General Motors Co.	297,400	10,908,632
Broadline Retail - 0.2%
Amazon.com, Inc. (b)	298,400	30,821,736
Hotels, Restaurants & Leisure - 1.8%
Amadeus IT Holding SA Class A (b)	371,500	24,921,542
Booking Holdings, Inc. (b)	57,837	153,407,437
Expedia, Inc. (b)	218,600	21,210,758
Marriott International, Inc. Class A	268,500	44,581,740
Starbucks Corp.	166,000	17,285,580
		261,407,057
Household Durables - 0.4%
Mohawk Industries, Inc. (b)	314,489	31,518,088
Sony Group Corp. sponsored ADR (c)	194,500	17,631,425
Whirlpool Corp. (c)	45,063	5,949,217
		55,098,730
Specialty Retail - 1.0%
Lowe's Companies, Inc.	715,907	143,159,923
RH (b)	30,200	7,355,210
		150,515,133
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc. Class B	163,100	20,002,584
TOTAL CONSUMER DISCRETIONARY		572,121,047
CONSUMER STAPLES - 4.8%
Beverages - 1.8%
Diageo PLC sponsored ADR (c)	361,600	65,514,688
Keurig Dr. Pepper, Inc.	1,758,300	62,032,824
The Coca-Cola Co.	2,190,895	135,901,217
		263,448,729
Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	17,500	8,695,225
Performance Food Group Co. (b)	501,900	30,284,646
Sysco Corp.	1,196,000	92,367,080
Target Corp.	147,500	24,430,425
U.S. Foods Holding Corp. (b)	595,600	22,001,464
Walmart, Inc.	394,100	58,110,045
		235,888,885
Household Products - 0.1%
Colgate-Palmolive Co.	17,300	1,300,095
Procter & Gamble Co.	19,800	2,944,062
Spectrum Brands Holdings, Inc.	257,382	17,043,836
		21,287,993
Personal Products - 0.4%
Haleon PLC ADR (c)	6,302,236	51,300,201
Tobacco - 0.9%
Altria Group, Inc.	2,885,559	128,753,643
TOTAL CONSUMER STAPLES		700,679,451
ENERGY - 12.2%
Energy Equipment & Services - 0.0%
Baker Hughes Co. Class A	110,100	3,177,486
Oil, Gas & Consumable Fuels - 12.2%
Canadian Natural Resources Ltd.	464,800	25,721,341
Cenovus Energy, Inc. (Canada)	9,715,881	169,515,704
Exxon Mobil Corp.	9,988,043	1,095,288,796
Hess Corp.	2,212,272	292,772,076
Imperial Oil Ltd.	1,977,900	100,585,325
Kosmos Energy Ltd. (b)	13,277,355	98,783,521
Phillips 66 Co.	161,100	16,332,318
		1,798,999,081
TOTAL ENERGY		1,802,176,567
FINANCIALS - 16.7%
Banks - 10.4%
Bank of America Corp.	12,958,594	370,615,788
JPMorgan Chase & Co.	1,132,171	147,533,203
M&T Bank Corp.	181,620	21,716,303
PNC Financial Services Group, Inc.	956,821	121,611,949
Truist Financial Corp.	2,436,023	83,068,384
U.S. Bancorp	2,100,519	75,723,710
Wells Fargo & Co.	18,976,737	709,350,429
		1,529,619,766
Capital Markets - 2.3%
Charles Schwab Corp.	29,400	1,539,972
CME Group, Inc.	19,900	3,811,248
KKR & Co. LP (c)	1,481,151	77,790,051
Morgan Stanley	844,424	74,140,427
Northern Trust Corp.	1,519,446	133,908,776
Raymond James Financial, Inc.	373,403	34,827,298
State Street Corp.	159,041	12,037,813
		338,055,585
Financial Services - 3.8%
Edenred SA	897,000	53,056,321
Fidelity National Information Services, Inc.	589,900	32,049,267
Global Payments, Inc.	75,200	7,914,048
MasterCard, Inc. Class A	152,889	55,561,391
MGIC Investment Corp.	4,643,577	62,316,803
PayPal Holdings, Inc. (b)	373,900	28,393,966
Radian Group, Inc.	2,304,708	50,934,047
Visa, Inc. Class A	1,209,893	272,782,476
		563,008,319
Insurance - 0.2%
Chubb Ltd.	140,597	27,301,125
TOTAL FINANCIALS		2,457,984,795
HEALTH CARE - 13.2%
Biotechnology - 0.5%
Alnylam Pharmaceuticals, Inc. (b)	169,950	34,044,384
Argenx SE ADR (b)	14,700	5,476,926
Insmed, Inc. (b)	691,829	11,795,684
Vaxcyte, Inc. (b)	265,900	9,965,932
Verve Therapeutics, Inc. (b)	243,400	3,509,828
		64,792,754
Health Care Equipment & Supplies - 3.2%
Abbott Laboratories	54,500	5,518,670
Becton, Dickinson & Co.	144,706	35,820,523
Boston Scientific Corp. (b)	3,798,319	190,029,900
GE Healthcare Holding LLC	2,694,454	221,026,062
iRhythm Technologies, Inc. (b)	1,100	136,433
Koninklijke Philips Electronics NV (depository receipt) (NY Reg.)	739,476	13,569,385
		466,100,973
Health Care Providers & Services - 5.2%
Cardinal Health, Inc.	1,182,758	89,298,229
Centene Corp. (b)	111,200	7,028,952
Cigna Group	650,911	166,327,288
CVS Health Corp.	1,334,352	99,155,697
Guardant Health, Inc. (b)	390,000	9,141,600
Humana, Inc.	45,600	22,136,976
McKesson Corp.	432,621	154,034,707
UnitedHealth Group, Inc.	468,981	221,635,731
		768,759,180
Life Sciences Tools & Services - 0.3%
Danaher Corp.	178,500	44,989,140
Pharmaceuticals - 4.0%
Bristol-Myers Squibb Co.	3,893,460	269,855,713
Eli Lilly & Co.	178,800	61,403,496
GSK PLC sponsored ADR	2,840,028	101,048,196
Johnson & Johnson	924,571	143,308,505
Sanofi SA sponsored ADR	241,600	13,147,872
Viatris, Inc.	185,500	1,784,510
		590,548,292
TOTAL HEALTH CARE		1,935,190,339
INDUSTRIALS - 15.5%
Aerospace & Defense - 3.7%
Airbus Group NV	716,700	95,727,847
General Dynamics Corp.	178,160	40,657,894
Huntington Ingalls Industries, Inc.	111,550	23,093,081
MTU Aero Engines AG	51,600	12,904,422
Raytheon Technologies Corp.	212,969	20,856,054
Safran SA	121,500	17,986,456
Textron, Inc.	125,200	8,842,876
The Boeing Co. (b)	1,542,796	327,736,154
		547,804,784
Air Freight & Logistics - 2.0%
FedEx Corp.	348,747	79,685,202
United Parcel Service, Inc. Class B	1,099,456	213,283,469
		292,968,671
Airlines - 0.1%
Copa Holdings SA Class A	48,500	4,478,975
Ryanair Holdings PLC sponsored ADR (b)	113,400	10,692,486
		15,171,461
Building Products - 0.1%
Johnson Controls International PLC	327,700	19,734,094
Commercial Services & Supplies - 0.1%
ACV Auctions, Inc. Class A (b)	1,219,100	15,738,581
Electrical Equipment - 1.2%
Acuity Brands, Inc.	227,969	41,656,775
Hubbell, Inc. Class B	159,914	38,908,675
Regal Rexnord Corp.	260,900	36,716,457
Vertiv Holdings Co.	3,628,300	51,920,973
		169,202,880
Ground Transportation - 0.5%
Knight-Swift Transportation Holdings, Inc. Class A	1,238,615	70,080,837
Industrial Conglomerates - 6.5%
3M Co.	147,273	15,479,865
General Electric Co.	9,761,464	933,195,958
		948,675,823
Machinery - 1.1%
Chart Industries, Inc. (b)(c)	153,400	19,236,360
Cummins, Inc.	79,200	18,919,296
Flowserve Corp.	844,685	28,719,290
Fortive Corp.	386,500	26,347,705
Otis Worldwide Corp.	238,884	20,161,810
Stanley Black & Decker, Inc.	179,800	14,488,284
Westinghouse Air Brake Tech Co.	291,985	29,508,004
		157,380,749
Professional Services - 0.2%
Equifax, Inc.	52,400	10,628,816
Genpact Ltd.	496,200	22,934,364
		33,563,180
Trading Companies & Distributors - 0.0%
Beijer Ref AB (B Shares) (c)	304,799	5,335,965
TOTAL INDUSTRIALS		2,275,657,025
INFORMATION TECHNOLOGY - 16.2%
Electronic Equipment & Components - 0.2%
Mirion Technologies, Inc. (b)(d)	3,311,098	28,276,777
IT Services - 0.3%
IBM Corp.	140,100	18,365,709
Snowflake, Inc. (b)	7,500	1,157,175
Twilio, Inc. Class A (b)	342,800	22,840,764
Unisys Corp. (b)	1,905,099	7,391,784
		49,755,432
Semiconductors & Semiconductor Equipment - 3.0%
Analog Devices, Inc.	145,938	28,781,892
Applied Materials, Inc.	368,402	45,250,818
Intel Corp.	448,500	14,652,495
Lam Research Corp.	70,200	37,214,424
Marvell Technology, Inc.	1,840,485	79,693,001
NVIDIA Corp.	205,200	56,998,404
Qualcomm, Inc.	1,156,431	147,537,467
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	281,000	26,138,620
		436,267,121
Software - 9.3%
Adobe, Inc. (b)	252,200	97,190,314
Autodesk, Inc. (b)	173,228	36,059,140
DoubleVerify Holdings, Inc. (b)	224,600	6,771,690
Dynatrace, Inc. (b)	472,394	19,982,266
Elastic NV (b)	510,700	29,569,530
Intuit, Inc.	97,800	43,602,174
Microsoft Corp.	3,383,005	975,320,342
PTC, Inc. (b)	132,800	17,028,944
Salesforce, Inc. (b)	98,500	19,678,330
SAP SE sponsored ADR (c)	919,746	116,393,856
Workday, Inc. Class A (b)	42,900	8,860,566
		1,370,457,152
Technology Hardware, Storage & Peripherals - 3.4%
Apple, Inc.	2,952,914	486,935,519
Samsung Electronics Co. Ltd.	271,740	13,388,748
		500,324,267
TOTAL INFORMATION TECHNOLOGY		2,385,080,749
MATERIALS - 3.2%
Chemicals - 0.7%
Axalta Coating Systems Ltd. (b)	177,800	5,385,562
DuPont de Nemours, Inc.	1,152,300	82,700,571
LyondellBasell Industries NV Class A	92,400	8,675,436
Sherwin-Williams Co.	25,900	5,821,543
		102,583,112
Metals & Mining - 2.5%
First Quantum Minerals Ltd.	4,581,631	105,328,358
Freeport-McMoRan, Inc.	5,078,942	207,779,517
Glencore PLC	10,030,600	57,718,273
		370,826,148
TOTAL MATERIALS		473,409,260
REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
American Tower Corp.	172,681	35,285,636
Crown Castle International Corp.	148,800	19,915,392
Equinix, Inc.	4,422	3,188,439
Simon Property Group, Inc.	592,400	66,331,028
		124,720,495
UTILITIES - 0.6%
Electric Utilities - 0.6%
Entergy Corp.	110,700	11,926,818
PG&E Corp. (b)	969,300	15,673,581
Southern Co.	845,400	58,822,932
		86,423,331
Multi-Utilities - 0.0%
Sempra Energy	34,380	5,196,881
TOTAL UTILITIES		91,620,212
TOTAL COMMON STOCKS (Cost $9,171,486,158)		14,058,612,184

Preferred Stocks - 0.2%
	Shares	Value ($)
Convertible Preferred Stocks - 0.0%
COMMUNICATION SERVICES - 0.0%
Interactive Media & Services - 0.0%
Reddit, Inc. Series E (b)(d)(e)	17,600	670,560

Nonconvertible Preferred Stocks - 0.2%
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.2%
Embraer SA sponsored ADR (b)	1,749,000	28,631,130

TOTAL PREFERRED STOCKS (Cost $20,367,805)		29,301,690

Other - 0.1%
	Shares	Value ($)
Other - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (d)(e)(f) (Cost $25,836,776)	22,323,330	8,725,832

Money Market Funds - 4.1%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (g)	412,315,297	412,397,760
Fidelity Securities Lending Cash Central Fund 4.87% (g)(h)	195,307,283	195,326,814
TOTAL MONEY MARKET FUNDS (Cost $607,724,574)		607,724,574

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $9,825,415,313)	14,704,364,280
NET OTHER ASSETS (LIABILITIES) - 0.1%	9,580,871
NET ASSETS - 100.0%	14,713,945,151

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $25,397,528 or 0.2% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $37,673,169 or 0.3% of net assets.

(e)	Level 3 security
(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Mirion Technologies, Inc.	6/16/21	33,110,980

Reddit, Inc. Series E	5/18/21	747,546

Utica Shale Drilling Program (non-operating revenue interest)	10/05/16 - 12/16/20	25,836,775

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	761,480,223	2,342,214,525	2,691,296,988	14,923,273	-	-	412,397,760	1.0%
Fidelity Securities Lending Cash Central Fund 4.87%	21,387,036	824,817,213	650,877,435	355,901	-	-	195,326,814	0.6%
Total	782,867,259	3,167,031,738	3,342,174,423	15,279,174	-	-	607,724,574

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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